Commitments and Contigencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTIGENCIES

NOTE 19– COMMITMENTS AND CONTIGENCIES

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings are related to, or arise from, lease disputes, commercial disputes, worker compensation complaints, default on guaranteeing third-party lease obligations, and default on loans. The Company first determines whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss, the loss will be accrued. The Company discloses a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated.

Contractual commitments

As of December 31, 2021, the Company’s contractual obligations consisted of the following:

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$287,770	168,307	119,463	-	$-
Repayment of bank loans	2,353,500	2,353,500	-	-	-
Total	$2,641,270	2,521,807	119,463	-	$-